2. Basis of Preparation and Changes to Group's Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Basis of preparation and changes to Group's accounting policies
Summary of carrying amounts of right-of-use assets

January 1 to June 30, 2019		Carrying amount
	Buildings	Cars	Total
Balance as of January 1, 2019	695	22	717
Balance as of June 30, 2019	638	15	653

Summary of impact on transition

January 1, 2019
Right-of-use assets	717
Lease liabilities	717

January 1, 2019
Operating lease commitment as of December 31, 2018	1,154
Recognition exemption for short-term leases	(98)
Payments for incidental rental costs and other rental payments (Not part of the lease)	(312)
Discounting using the incremental borrowing rate as of January 1, 2019	(27)
Lease liabilities as of January 1, 2019	717